MERCANTILE ABSOLUTE RETURN FUND LLC

FINANCIAL STATEMENTS
MARCH 31, 2003

MERCANTILE ABSOLUTE RETURN FUND LLC
CONTENTS
MARCH 31, 2003
--------------------------------------------------------------------------------
                                                                        PAGE(S)
Fund Commentary (unaudited) ...............................................  1
REPORT OF INDEPENDENT ACCOUNTANTS .........................................  3
FINANCIAL STATEMENTS
Schedule of Investments ...................................................  4
Statement of Assets and Liabilities .......................................  5
Statement of Operations ...................................................  6
Statement of Changes in Members' Capital ..................................  7
Statement of Cash Flows ...................................................  8
Financial Highlights ......................................................  9
Notes to Financial Statements ............................................. 10
Liquidity of Investment Funds (unaudited) ................................. 15
Directors and Officers of the Company (unaudited) ......................... 16

MERCANTILE ABSOLUTE RETURN FUND LLC
FUND COMMENTARY (UNAUDITED)
PERIOD ENDED MARCH 31, 2003
--------------------------------------------------------------------------------

Dear Members:

The Mercantile Absolute Return Fund LLC produced positive returns of 1.9% in its first three months of operation. Given the extreme volatility in the marketplace, continued dearth of corporate activity (including equity issuance and mergers and acquisitions) and 40-year lows in interest rates, the Company's performance was respectable. Markets were treacherous and dominated by uncertainty, especially relating to Iraq.

Fundamental analysis did not add value, and there was a vicious reversal in market sentiment in mid-March once operations commenced in Iraq. This trend reversal affected the trading pattern of three widely held assets during the period some characterized as a "war relief rally": in nine days the S&P 500 gained 12%; near-term crude oil futures dropped from $34.67/bbl to $26.18/bbl and 10 year US Treasuries saw their yield rise from a near-record low 3.56% to over 4%. In addition, the US dollar rallied, and gold plummeted. To complicate matters further, the last few days of March saw these trends reverse yet again. As a group, however, the Investment Fund's managers remained cautious and traded defensively as they awaited greater clarity in world affairs.

DISTRESSED SECURITIES (33% OF ASSETS) is the largest weighting in the Company's portfolio, and this level of commitment has been of great benefit to members over the past three months. During the first quarter, managers took advantage of a technicals-based rally, as investors sought yield and continued their focus on bond mutual funds, resulting in considerable inflows into the high yield sector. Having priced corporate credit too cheaply last summer in the aftermath of the WorldCom fraud announcement, it is worth noting how speculative grade bonds have outperformed equities for several months. As many of the Company's distressed managers already had fully built-out portfolios coming into 2003, the recent run-up boosted performance. Consequently, this group was able to lock in gains and/or reduce positions that reached fair value.

FIXED INCOME ARBITRAGE (21% OF ASSETS) also contributed to the Company's performance during the quarter, as managers profited from their flexibility and diverse investment approaches, even though volatility in bond markets remained at high levels and US Treasuries rallied due to geopolitical uncertainty and skepticism about the economy. Going forward, some managers will seek to take advantage of attractive relative value opportunities if markets normalize after the Iraq conflict. The allocation to this strategy is composed of four managers (including three multi-strategy fixed income managers as well one "niche" manager), and due to the "four season" nature of the strategy, we expect positive performance in most market environments.

CONVERTIBLE ARBITRAGE (16% OF ASSETS) was also positive in the first quarter. As in distressed, this strategy benefited from technical factors, especially as increased inflows into corporate bonds from institutional and individual investors reflected a willingness to take on credit exposure. In addition to continued credit spread tightening, there was sufficient volatility to enable managers to profitably trade their hedged equity exposures. Going forward, while we do believe the strategy will continue to generate positive returns, challenges include low net new issuance of convertible bonds, the prospect of rising interest rates, and a fairly to richly valued universe of convertible securities.

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MERCANTILE ABSOLUTE RETURN FUND LLC
FUND COMMENTARY (UNAUDITED)
PERIOD ENDED MARCH 31, 2003
--------------------------------------------------------------------------------

EQUITY MARKET NEUTRAL (13% OF ASSETS) contributed positively to the Company's portfolio while demonstrating low correlation to directional equity markets and the rest of the portfolio. As long-only and long-biased equity hedge funds continue to struggle, the equity market neutral allocation represents a "pure alpha" (or returns derived from manager skill) strategy and enables managers to focus on stock-specific factors, while mitigating other factors such as beta, sector sensitivity and market capitalization. We continue to believe that this strategy represents the most prudent manner in which to invest in the equity markets.

OTHER STRATEGIES (17% OF ASSETS), which primarily encompass multi-strategy managers' residual activities, include merger arbitrage, special situations, volatility trading, longer-term equity oriented positions (including equity restructurings), closed-end fund arbitrage, share class arbitrage and other relative value disciplines. At this time, the allocation also includes a minimal cash balance. As a whole, these strategies were also positive during the first quarter.

We thank our members for their interest in the Company and we will continue our efforts to provide absolute return performance within an environment where general market conditions are certain to change.





                                                               Thomas W. Strauss
                                                               Managing Member
                                                               RCG Tapestry LLC

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                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Members of the Mercantile Absolute Return Fund
LLC:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, changes in members' capital and cash flows and the financial highlights present fairly, in all material respects, the financial position of the Mercantile Absolute Return Fund LLC (the "Company") at March 31, 2003, the results of its operations, the changes in members' capital and cash flows and the financial highlights for the period December 30, 2002 (commencement of investment operations) through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and advisor, provides a reasonable basis for our opinion.

The financial statements include securities valued at $24,732,064 (96.50% of the Company's net assets), whose fair values have been determined in good faith under procedures established by the Board of Directors in the absence of readily ascertainable market values. However, these values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material.

May 30, 2003

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MERCANTILE ABSOLUTE RETURN FUND LLC
SCHEDULE OF INVESTMENTS
MARCH 31, 2003
--------------------------------------------------------------------------------

INVESTMENTS                                                   COST           VALUE       % OF NET ASSETS
INVESTMENT FUNDS
   Alta Partners, L.P.                                     $ 1,000,000   $ 1,111,607               4.34 %
   Amaranth Partners, L.L.C.                                 2,000,000     2,115,748               8.26
   Arx Global High Yield Securities Fund I, L.P.             1,000,000     1,051,327               4.10
   Aspen Partners, L.P.                                      1,500,000     1,567,992               6.12
   BBT Partners, L.P.                                        2,000,000     1,997,266               7.79
   Canyon Value Realization Fund, L.P.                       1,000,000     1,075,752               4.20
   Cerberus Partners, L.P.                                   1,500,000     1,538,695               6.00
   Clinton Riverside Convertible Fund, L.P.                  1,000,000     1,026,995               4.01
   Elliott Associates, L.P.                                  2,000,000     2,018,437               7.88
   Farallon Capital Offshore Investors, Inc.                 2,000,000     2,051,590               8.01
   Henderson UK Equity Market Neutral Fund, Ltd.             1,000,000     1,014,629               3.96
   Millennium USA, L.P.                                      2,000,000     2,030,204               7.92
   MKP Opportunity, L.P.                                     1,000,000     1,015,462               3.96
   Obsidian Fund, L.L.C.                                     1,500,000     1,545,822               6.03
   PIMCO Global Relative Value Fund, L.L.C.                  1,500,000     1,518,183               5.92
   Satellite Credit Opportunities Fund, Ltd.                 1,000,000     1,057,060               4.12
   South Hill Trading Corporation                            1,000,000       995,295               3.88
                                                          ------------  ------------     --------------
     Total Investment Funds                                 24,000,000    24,732,064              96.50
                                                          ------------  ------------     --------------
INVESTMENT COMPANIES
   SEIT Money Market Fund                                    1,058,481     1,058,481               4.13
                                                          ------------  ------------     --------------
     Total Investment Companies                              1,058,481     1,058,481               4.13
                                                          ------------  ------------     --------------
     Total Investments                                    $ 25,058,481  $ 25,790,545             100.63 %
                                                          ============  ============     ==============

The aggregate cost of investments for tax purposes was $25,058,481. Net unrealized appreciation on investments for tax purposes was $732,064 consisting of $739,503 of gross unrealized appreciation and $7,439 of gross unrealized depreciation.


The investments in Investment Funds shown above, representing 96.50% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

    The accompanying notes are an integral part of the financial statements.

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MERCANTILE ABSOLUTE RETURN FUND LLC
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2003
--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost, $25,058,481)                       $ 25,790,545
Cash                                                                   9,030
Interest receivable                                                    1,003
Prepaid expenses                                                      13,007
                                                                ------------
   Total assets                                                   25,813,585
                                                                ------------
LIABILITIES
Management fee payable                                                80,340
Administration fee payable                                            12,806
Due to MCA                                                            51,388
Other accrued expenses                                                82,259
                                                                ------------
   Total liabilities                                                 226,793
                                                                ------------
   Net assets                                                   $ 25,586,792
                                                                ============
MEMBERS' CAPITAL
Capital                                                           24,854,728
Net unrealized appreciation on investments                           732,064
                                                                ------------
   Members' capital                                             $ 25,586,792
                                                                ============

    The accompanying notes are an integral part of the financial statements.

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MERCANTILE ABSOLUTE RETURN FUND LLC
STATEMENT OF OPERATIONS
PERIOD FROM DECEMBER 30, 2002* THROUGH MARCH 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                              $   1,039
                                                                      ---------
EXPENSES
Management fee                                                           80,340
Incentive fees                                                           41,782
Administration fees                                                      44,820
Member servicing fees                                                    16,007
Organizational costs                                                      9,606
Professional fees                                                        79,667
Printing fees                                                             2,000
Directors fees                                                           15,639
Registration fees                                                         2,590
Custodian fees                                                              640
Other expenses                                                            1,241
                                                                      ---------
   Total expenses                                                       294,332
Administration fees waived                                              (32,014)
Member servicing fees waived                                            (16,007)
                                                                      ---------
   Net expenses                                                         246,311
                                                                      ---------
   Net investment loss                                                 (245,272)
                                                                      ---------
Net change in unrealized appreciation on investments                    732,064
                                                                      ---------
Net increase in members' capital derived from investment activities   $ 486,792
                                                                      =========

 * Commencement of investment operations.

    The accompanying notes are an integral part of the financial statements.

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MERCANTILE ABSOLUTE RETURN FUND LLC
STATEMENT OF CHANGES IN MEMBERS' CAPITAL
PERIOD FROM DECEMBER 30, 2002* THROUGH MARCH 31, 2003
--------------------------------------------------------------------------------

                                                    MANAGING     LIMITED INTEREST
                                                     MEMBER           MEMBERS           TOTAL
FROM INVESTMENT ACTIVITIES
Net investment loss                                 $   (982)      $  (244,290)     $  (245,272)
Net change in unrealized                               2,917           729,147          732,064
                                                    --------       -----------      -----------
   Net increase in members' capital
     derived from investment activities                1,935           484,857          486,792
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                     100,000        25,000,000       25,100,000
Cost of Interests repurchased                             --                --               --
                                                    --------       -----------      -----------
   Net increase in members' capital
     derived from capital transactions               100,000        25,000,000       25,100,000
MEMBERS' CAPITAL
Begining of period                                        --                --               --
                                                    --------       -----------      -----------
End of period                                       $101,935       $25,484,857      $25,586,792
                                                    ========       ===========      ===========

 * Commencement of investment operations.

    The accompanying notes are an integral part of the financial statements.

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MERCANTILE ABSOLUTE RETURN FUND LLC
STATEMENT OF CASH FLOWS
PERIOD FROM DECEMBER 30, 2002* THROUGH MARCH 31, 2003
--------------------------------------------------------------------------------

CASH FLOWS USED IN OPERATING ACTIVITIES
Net increase in net assets from operations                        $    486,792
Adjustments to reconcile net investment loss to net cash used in operating activities
     Purchases of investments                                      (25,058,481)
     Increase in interest receivable                                    (1,003)
     Increase in prepaid expenses                                      (13,007)
     Increase in management fee payable                                 80,340
     Increase in incentive fee payable                                  41,782
     Increase in administration fee payable                             12,806
     Increase in organizational costs payable                            9,606
     Increase in other accrued expenses                                 82,259
     Unrealized appreciation on securities                            (732,064)
                                                                  ------------
        Net cash used in operating activities                      (25,090,970)
                                                                  ------------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                               25,100,000
                                                                  ------------
        Net cash provided by financing activities                   25,100,000
                                                                  ------------
        Net increase in cash and cash equivalents                        9,030
CASH AND CASH EQUIVALENTS
Beginning of period                                                          -
                                                                  ------------
End of period                                                     $      9,030
                                                                  ============

 * Commencement of investment operations.

    The accompanying notes are an integral part of the financial statements.

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MERCANTILE ABSOLUTE RETURN FUND LLC
FINANCIAL HIGHLIGHTS
PERIOD FROM DECEMBER 30, 2002* THROUGH MARCH 31, 2003
--------------------------------------------------------------------------------

TOTAL RETURN
Total return before incentive fee (1)                              2.11 %
Incentive fee                                                     (0.17)
                                                               ---------
     Total return after incentive (1)                              1.94 %
                                                               =========
Net assets, end of period (000's)                              $ 25,587
RATIOS TO AVERAGE NET ASSETS
Net investment income ratio
   Net investment loss, before waivers (3)                        (4.64)%
   Net investment loss, net of waivers (3)                        (3.89)%
Expense ratio before incentive fee
   Operating expenses, before waivers (2) (3)                      3.97 %
   Operating expenses, net of waivers (2) (3)                      3.22 %
Expense ratio, net after incentive fee
   Expense ratio, net before incentive fee (3)                     3.22 %
   Incentive fee (3)                                               0.65 %
                                                               ---------
     Expense ratio, net after incentive fee (3)                    3.87 %
                                                               =========
Portfolio turnover rate (4)                                        0.00 %

 * Commencement of investment operations.

(1) Total return is for the period indicated and has not been annualized. Total return is calculated for all the limited interest members taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transactions.
(2) Does not include expenses of the Investment Funds in which the Company invests. The expense ratio (expense and incentive fee ratio) is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses and incentive fee assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.
(3) Annualized.
(4) Not annualized.


    The accompanying notes are an integral part of the financial statements.

MERCANTILE ABSOLUTE RETURN FUND LLC
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003
--------------------------------------------------------------------------------

1.  ORGANIZATION

    Mercantile Absolute Return Fund LLC (the "Company") is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company.

    The Company seeks capital appreciation by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies. The Company invests in a portfolio of Investment Funds, each of which typically invests in either one or more absolute return strategies that tend to exhibit substantially lower volatility (as measured by standard deviation) than the average common stock trading on a US exchange or an index of stocks such as the S&P 500. The asset-based fees of the Investment Managers are generally expected to range from 1% to 2% annually of the net assets under their management and the performance or incentive allocations to the Investment Managers are generally expected to range from 15% to 25% of net profits annually. The Company commenced investment operations on December 30, 2002.


    The Company's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board is and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.


    Mercantile Capital Advisors, Inc. ("MCA" or the "Managing Member") serves as the investment manager of the Company subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of an investment management agreement with the Company. MCA provides the Company with ongoing investment guidance, policy direction, and monitoring of the Company.


    MCA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. MCA is a wholly owned subsidiary of Mercantile Safe Deposit & Trust Company ("MSD&T"). Mercantile Bankshares Corporation ("MBC") is a holding company for MSD&T and its affiliates. At March 31, 2003, MCA and MBC had a capital balance in the Company of $101,935 and $25,484,857, respectively.


    Generally, initial and additional applications for limited liability company interests ("Interests") by eligible members may be accepted at such times as the Company may determine. The Company reserves the right to reject any applications for Interests in the Company. The Company from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. After December 31, 2003, MCA will recommend to the Board that the Company offer to repurchase Interests from members semi-annually.

MERCANTILE ABSOLUTE RETURN FUND LLC
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES


    The Company's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Company:


  A. PORTFOLIO VALUATION

    The net asset value of the Company is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.


    Investments in Investment Funds are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Company's valuation. As a general matter, the fair value of the Company's interest in an Investment Fund will represent the amount that the Company could reasonably expect to receive from an Investment Fund if the Company's interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Company believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Company on a timely basis, the Company would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.


    Investments in mutual funds are valued at the closing net asset value per share on the date of valuation.


    Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

  B. INCOME RECOGNITION AND SECURITY TRANSACTIONS

    Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

    Distributions from Investment Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the US income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

MERCANTILE ABSOLUTE RETURN FUND LLC
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003
--------------------------------------------------------------------------------

  C. FUND EXPENSES

    The Company will bear all expenses incurred in its business other than those that MCA assumes. The expenses of the Company include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Company's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Company's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

    The Company's organization costs were borne by MCA. The Company will reimburse MCA for these expenditures for a period not to exceed the first twelve months after the Closing Date ("December 31 2002"). MCA has agreed to limit the amount of each monthly reimbursement payment by the members to 0.0125% (0.15% on an annualized basis) of the Company's net assets as of the end of each month during such period. The Company reimbursed MCA $9,606 during the period ended March 31, 2003. At March 31, 2003, reimbursed fees are included in Due to MCA.

  D. INCOME TAXES

    The Company intends to be treated as a partnership for Federal income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.


  E. DISTRIBUTION POLICY

    The Company has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.


  F. CASH AND CASH EQUIVALENTS

    The Company treats all highly liquid financial instruments that mature within three months as cash equivalents.


  G. USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires MCA to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. MCA believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.



3. MANAGEMENT FEE, INCENTIVE FEE, RELATED PARTY TRANSACTIONS AND OTHER


    The Company pays the Managing Member a quarterly management fee at the annual rate of 1.25% of the net asset value of the Company as of the last day of the quarter including assets attributable to the Managing Member and before giving effect to any repurchases by the Company. In addition to the management fee, the Managing Member will be paid an incentive fee equal to 10% of the excess, if any, of the net profits allocated to each member's capital account in excess of any net losses, subject to a loss carryforward amount; an Incentive Fee will only be charged if the net profits

MERCANTILE ABSOLUTE RETURN FUND LLC
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003
--------------------------------------------------------------------------------

    exceeds the Benchmark Return as defined in the Private Placement Memorandum. During the period ended March 31, 2003, incentive fees of $41,782 were incurred and payable. At March 31, 2003, incentive fees payable are included in Due to MCA. MCA has entered into an investment advisory agreement with RCG Tapestry, LLC, (the "Advisor"), to advise the Company. The Advisor is responsible for providing day-to-day investment management services to the Company. In consideration for such services, MCA pays the Advisor half of the management and incentive fees earned from the Company.


    The Company has also retained MCA to serve as the administrator to the Company. The Company will pay MCA an administration fee at the annual rate equal to 0.70% of the Company's month end net assets, including assets attributable to MCA and before giving effect to any repurchases by the Company. MCA has voluntarily agreed to waive 0.50% of the administration fee. MCA has engaged SEI Investments Global Fund Services ("SEI") to serve as the Company's sub-administrator. SEI provides administrative, accounting, and investor services to the Company as well as serving in the capacity of transfer and distribution disbursing agent for the Company. As compensation for services provided, MCA will pay SEI a fee or fees as may be agreed to in writing by MCA and SEI.


    The Company has adopted a Member Servicing Agreement with MCA, whereby MCA may enter into service arrangements pursuant to which an investor service provider, such as an investment adviser or other financial intermediaries ("Member Service Providers"), performs investor services for its customers who are members of the Company. The Company will pay a fee to MCA to reimburse MCA for payments made to Member Service Providers. This fee is expected to be paid monthly at an annualized rate of up to 0.25% of the net assets value held by members that receive services from a Member Service Provider, determined as of the last day of the calendar month (before any capital account withdrawals or Incentive Fee). Currently, MCA is waiving all member servicing fees.


    SEI Private Trust Company acts as custodian (the "Custodian") for the Company's assets. In consideration for such services, the Company will pay the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.


    Each Board member receives an annual retainer of $9,500 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $7,500. The Company also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board members meetings by the Company for the period ended March 31, 2003 were $15,639.


    Net profits or net losses of the Company for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Company. Net profits or net losses will be measured as the net change in the value of the net assets of the Company during a fiscal period, before giving effect to any repurchases of interest in the Company, and excluding the amount of any items to be allocated to the capital accounts of the members of the Company, other than in accordance with the members' respective investment percentages.

MERCANTILE ABSOLUTE RETURN FUND LLC
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003
--------------------------------------------------------------------------------

4.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK


    In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Company's risk of loss in these Investment Funds is limited to the value of these investments reported by the Company.



5.  CONCENTRATION OF RISK


    The Company invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.


    Various risks are also associated with an investment in the Company, including risks relating to the multi-manager structure of the Company, risks relating to compensation arrangements and risks relating to the limited liquidity of Interests.


    In the normal course of business the Company enters into contracts that contain a variety of representations, which provide general indemnifications. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

6.  INVESTMENT TRANSACTIONS

    For the period ended March 31, 2003, purchases and sales of investments (excluding short-term securities) were $24,000,000 and $0, respectively.

MERCANTILE ABSOLUTE RETURN FUND LLC
LIQUIDITY OF INVESTMENT FUNDS (UNAUDITED)
MARCH 31, 2003
--------------------------------------------------------------------------------

The Investment Funds provide for periodic redemptions ranging from monthly to annual with lock up provisions of up to one year from initial investment.

INVESTMENT FUNDS                                                  LIQUIDITY
   Alta Partners, L.P.                                            Quarterly
   Amaranth Partners, L.L.C.                                      Annually
   Arx Global High Yield Securities Fund I, L.P.                  Quarterly
   Aspen Partners, L.P.                                           Annually
   BBT Partners, L.P.                                             Quarterly
   Canyon Value Realization Fund, L.P.                            Annually
   Cerberus Partners, L.P.                                      Semi-Annually
   Clinton Riverside Convertible Fund, L.P.                     Semi-Annually
   Elliott Associates, L.P.                                       Annually
   Farallon Capital Offshore Investors, Inc.                      Quarterly
   Henderson UK Equity Market Neutral Fund, Ltd.                   Monthly
   Millennium USA, L.P.                                           Quarterly
   MKP Opportunity, L.P.                                           Monthly
   Obsidian Fund, L.L.C.                                          Quarterly
   PIMCO Global Relative Value Fund, L.L.C.                       Quarterly
   Satellite Credit Opportunities Fund, Ltd.                      Annually
   South Hill Trading Corporation                                  Monthly

MERCANTILE ABSOLUTE RETURN FUND LLC
DIRECTORS AND OFFICERS OF THE COMPANY (UNAUDITED)
MARCH 31, 2003
--------------------------------------------------------------------------------

The business and affairs of the Company are managed under the general supervision of the Company's Board of Directors in accordance with the laws of the State of Maryland and the Fund's Charter and Bylaws. Information pertaining to the directors and officers of the Company is set forth below. Directors who are deemed to be "interested persons" of the Company as defined in the 1940 Act are referred to as "Interested Directors." Directors who are not deemed to be "interested persons" of the Company are referred to as "Independent Directors."

                                                                                        Number of
                                                                                      Portfolios
                         Position(s)      Term of                                       in Fund
                                        Office and                                     Complex 3
                         Held with       Length of      Principal Occupation(s)        Overseen by     Other Directorships
Name, Address and Age 1   Company      Time Served 2    During Past 5 Years             Director        Held by Director 4
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED
DIRECTORS

Leslie B. Disharoon 5    Chairman      Since         Retired.                              1       Director & Chairman,
                         of the        2002                                                        Mercantile Funds, Inc.
Age 70                   Board                                                                     Director, Travelers Property
                                                                                                   Casualty Corp.;
                                                                                                   Director, Aegon USA, Inc.

Decatur H. Miller 6      Director      Since         Retired.                              1       Director, Mercantile Funds,
Age 70                                 2002                                                        Inc.


INDEPENDENT
DIRECTORS


Edward D. Miller         Director      Since         Dean/Chief Executive Officer,         1       Director, Millennium
Age 59                                 2002          Johns Hopkins                                 Pharmaceuticals;
                                                     Medicine, January 1997 to                     Director IDDS.
                                                     present; Interim                              Director, Mercantile Funds,
                                                     Dean, Johns Hopkins Medicine,                 Inc.
                                                     March 1996 to
                                                     January 1997; Chairman,
                                                     Department of
                                                     Anesthesiology and Critical
                                                     Care Medicine, Johns
                                                     Hopkins University, July
                                                     1994 to present.

John R. Murphy           Director      Since         Vice Chairman, National               1       Director, Omnicom Group, Inc.;
Age 68                                 2002          Geographic Society,                           Board
                                                     March 1998 to present;                        member, SIRSI Corp.; Chairman
                                                     President and Chief                           of the
                                                     Executive Officer, National                   Board, eMotion, Inc.
                                                     Geographic                                    Director, Mercantile Funds,
                                                     Society, May 1996 to March                    Inc.
                                                     1998.


George R. Packard III    Director      Since         President, U.S. - Japan               1       Director, Offitbank.
Age 70                                 2002          Foundation, July 1998                         Director, Mercantile Funds, Inc.
                                                     to present; Professor, Johns
                                                     Hopkins University, 1994 - 1998.


OFFICERS

John J. Pileggi          President     Since         Executive Vice President of          N/A      Director, Performance Funds
Two Hopkins Plaza                      2002          Mercantile Safe-                              Trust;
Baltimore, MD 21201                                  Deposit & Trust Company since                 Directors, American
Age 43                                               2002;                                         Independence Funds;
                                                     President and Chief Executive                 Director, Fulcrum Global
                                                     Officer of                                    Partners LLC;
                                                     Mercantile Capital Advisors,                  Director, Boyd Watterson Asset
                                                     Inc. since 2002;                              Management, LLC
                                                     President and Chief Executive
                                                     Officer of
                                                     Hopkins Plaza Securities since
                                                     2002; President
                                                     and Chief Executive Officer of
                                                     PlusFunds in
                                                     2001; President and Chief
                                                     Executive Officer of
                                                     ING Funds, ING Mutual Funds
                                                     Management
                                                     Co., ING Mutual Funds
                                                     Distributor LLC and
                                                     ING Investment Products from
                                                     1998 to 2000.


Cornelia H. McKenna      Vice              Since     Vice President of Mutual Fund        N/A      N/A
                                                     Administration
Two Hopkins Plaza        President          2002     at Mercantile Capital
                                                     Advisors, Inc. and
Baltimore, MD 21201                                  Mercantile Safe-Deposit &
                                                     Trust Company
Age 35                                               since 2001; Assistant Vice
                                                     President of
                                                     Mercantile Safe-Deposit &
                                                     Trust Company
                                                     from 1999 to 2001; Funds
                                                     Administrator for
                                                     Mercantile Safe-Deposit &
                                                     Trust Company
                                                     from 1998 to 1999; Senior Loan
                                                     Officer, PNC
                                                     Mortgage Corp. from 1997 to
                                                     1998.

Bonnie C. Railey         Treasurer         Since     Vice President, Mercantile           N/A      N/A
                                                     Capital Advisors,
Two Hopkins Plaza                           2002     Inc. since 2002; Manager,
                                                     Controlling Group
Baltimore, MD 21201                                  Global Funds Administration,
                                                     Deutsche Banc
Age 39                                               Alex. Brown from 2001 to 2002;
                                                     Compliance
                                                     Officer, Global Funds
                                                     Administration,
                                                     Deutsche Banc Alex. Brown from
                                                     1999 to
                                                     2001; Senior Associate,
                                                     PricewaterhouseCoopers, LLP
                                                     from 1998 to
                                                     1999; Associate,
                                                     PricewaterhouseCoopers,
                                                     LLP from 1996 to 1998.

17

MERCANTILE ABSOLUTE RETURN FUND LLC
DIRECTORS AND OFFICERS OF THE COMPANY (UNAUDITED)
MARCH 31, 2003
--------------------------------------------------------------------------------

                                                                                        Number of
                                                                                      Portfolios
                         Position(s)      Term of                                       in Fund
                                        Office and                                     Complex 3
                         Held with       Length of      Principal Occupation(s)        Overseen by     Other Directorships
Name, Address and Age 1   Company      Time Served 2    During Past 5 Years             Director        Held by Director 4
---------------------------------------------------------------------------------------------------------------------------------
Jennifer E. Vollmer      Secretary     Since         Counsel, Investment & Wealth          N/A     N/A
                                                     Management at
Two Hopkins Plaza                      2002          Mercantile Capital Advisors,
                                                     Inc. since 2001;
Baltimore, MD 21201                                  Associate, Deutsche Asset
                                                     Management from
Age 30                                               1999 to 2001; attended
                                                     William & Mary
                                                     School of Law from 1996 to
                                                     1999; Assistant
                                                     Vice President,
                                                     Scott-European Corporation
                                                     from 1993 to 1996.

1. Each director may be contacted by writing to the director, c/o Mercantile Funds, Inc., Two Hopkins Plaza, Baltimore, Maryland 21201, Attn: Funds Administration.


2. Each director holds offices until (i) the annual meeting next after his election and until his successor shall have been duly elected and qualified;
(ii) he shall have resigned; or (iii) he is removed by the Company's shareholders in accordance with the Company's Bylaws. Each officer holds office for one year and until his successor shall have been elected and qualified.


3.The "Fund Complex" consists solely of the Company.


4.Directorships of companies that are required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


5.Mr. Disharoon is considered to be an Interested Director because he and his wife own securities issued by Mercantile Bankshares Corporation.


6. Mr. Miller is considered to be an Interested Director because he and his wife are co-trustees of a trust for which Mercantile Safe-Deposit & Trust Company also acts as co-trustee and of which his wife is the sole beneficiary.